Semi-Annual Report
March 31, 2022
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
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SPDR S&P 500® ETF Trust
Semi-Annual Report
March 31, 2022
(Unaudited)

SPDR S&P 500® ETF Trust
Schedule of Investments
March 31, 2022 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,272,526	$ 933,853,671
A.O. Smith Corp.	1,457,085	93,093,161
Abbott Laboratories	19,421,037	2,298,673,939
AbbVie, Inc.	19,416,752	3,147,649,667
ABIOMED, Inc. (a)	496,637	164,506,040
Accenture PLC Class A	6,941,102	2,340,747,827
Activision Blizzard, Inc.	8,556,302	685,445,353
Adobe, Inc. (a)	5,180,735	2,360,446,481
Advance Auto Parts, Inc.	701,570	145,196,927
Advanced Micro Devices, Inc. (a)	17,954,940	1,963,193,140
AES Corp.	7,292,114	187,626,093
Aflac, Inc.	6,668,492	429,384,200
Agilent Technologies, Inc.	3,320,142	439,354,391
Air Products & Chemicals, Inc.	2,422,851	605,494,693
Akamai Technologies, Inc. (a)	1,782,302	212,789,036
Alaska Air Group, Inc. (a)	1,368,811	79,404,726
Albemarle Corp.	1,279,864	283,041,924
Alexandria Real Estate Equities, Inc. REIT	1,598,631	321,724,489
Align Technology, Inc. (a)	803,876	350,489,936
Allegion PLC	981,667	107,767,403
Alliant Energy Corp.	2,738,200	171,082,736
Allstate Corp.	3,081,719	426,848,899
Alphabet, Inc. Class A (a)	3,303,093	9,187,057,716
Alphabet, Inc. Class C (a)	3,050,834	8,520,948,854
Altria Group, Inc.	20,124,951	1,051,528,690
Amazon.com, Inc. (a)	4,806,319	15,668,359,624
Amcor PLC	16,866,168	191,093,683
Ameren Corp.	2,818,893	264,299,408
American Airlines Group, Inc. (a)	7,076,662	129,149,082
American Electric Power Co., Inc.	5,531,687	551,896,412
American Express Co.	6,755,177	1,263,218,099
American International Group, Inc.	9,100,835	571,259,413
American Tower Corp. REIT	5,001,638	1,256,511,498
Common Stocks	Shares	Value
American Water Works Co., Inc.	1,986,389	$ 328,806,971
Ameriprise Financial, Inc.	1,225,971	368,232,650
AmerisourceBergen Corp.	1,653,936	255,880,439
AMETEK, Inc.	2,529,976	336,942,204
Amgen, Inc.	6,173,541	1,492,885,685
Amphenol Corp. Class A	6,546,496	493,278,474
Analog Devices, Inc.	5,769,888	953,070,100
ANSYS, Inc. (a)	952,965	302,709,332
Anthem, Inc.	2,660,201	1,306,743,935
Aon PLC Class A	2,359,318	768,264,720
APA Corp.	3,980,462	164,512,494
Apple, Inc.	170,274,872	29,731,695,400
Applied Materials, Inc.	9,752,666	1,285,401,379
Aptiv PLC (a)	2,960,270	354,373,922
Archer-Daniels-Midland Co.	6,121,285	552,507,184
Arista Networks, Inc. (a)	2,458,998	341,751,542
Arthur J Gallagher & Co.	2,289,474	399,742,160
Assurant, Inc.	624,518	113,556,108
AT&T, Inc.	78,429,461	1,853,288,163
Atmos Energy Corp.	1,487,482	177,739,224
Autodesk, Inc. (a)	2,407,915	516,136,580
Automatic Data Processing, Inc.	4,629,691	1,053,439,890
AutoZone, Inc. (a)	226,594	463,289,561
AvalonBay Communities, Inc. REIT	1,527,847	379,471,359
Avery Dennison Corp.	907,143	157,815,668
Baker Hughes Co.	9,947,095	362,173,729
Ball Corp.	3,574,144	321,672,960
Bank of America Corp.	78,072,217	3,218,136,785
Bank of New York Mellon Corp.	8,125,413	403,264,247
Bath & Body Works, Inc.	2,894,875	138,375,025
Baxter International, Inc.	5,469,549	424,108,829
Becton Dickinson & Co.	3,142,651	835,945,166
Berkshire Hathaway, Inc. Class B (a)	20,113,924	7,098,404,919
Best Buy Co., Inc.	2,425,264	220,456,498
Biogen, Inc. (a)	1,609,679	338,998,397

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	235,312	$ 132,534,778
Bio-Techne Corp.	425,718	184,352,923
BlackRock, Inc.	1,563,222	1,194,567,356
Boeing Co. (a)	6,027,872	1,154,337,488
Booking Holdings, Inc. (a)	450,922	1,058,967,771
BorgWarner, Inc.	2,634,346	102,476,059
Boston Properties, Inc. REIT	1,554,359	200,201,439
Boston Scientific Corp. (a)	15,582,065	690,129,659
Bristol-Myers Squibb Co.	23,939,966	1,748,335,717
Broadcom, Inc.	4,534,473	2,855,266,959
Broadridge Financial Solutions, Inc.	1,270,595	197,844,347
Brown & Brown, Inc.	2,557,577	184,836,090
Brown-Forman Corp. Class B	1,999,156	133,983,435
C.H. Robinson Worldwide, Inc.	1,441,707	155,286,261
Cadence Design Systems, Inc. (a)	3,028,205	498,018,594
Caesars Entertainment, Inc. (a)	2,347,927	181,635,633
Campbell Soup Co.	2,236,327	99,673,094
Capital One Financial Corp.	4,545,912	596,832,786
Cardinal Health, Inc.	3,087,202	175,044,353
CarMax, Inc. (a)	1,782,735	171,998,273
Carnival Corp. (a)	8,738,825	176,699,042
Carrier Global Corp.	9,492,325	435,412,948
Catalent, Inc. (a)	1,967,252	218,168,247
Caterpillar, Inc.	5,929,831	1,321,284,943
Cboe Global Markets, Inc.	1,166,941	133,521,389
CBRE Group, Inc. Class A (a)	3,673,965	336,241,277
CDW Corp.	1,487,144	266,035,190
Celanese Corp.	1,193,161	170,466,912
Centene Corp. (a)	6,380,423	537,167,812
CenterPoint Energy, Inc.	6,895,704	211,284,371
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,476,180	$ 100,911,665
Cerner Corp.	3,233,429	302,519,617
CF Industries Holdings, Inc.	2,358,549	243,072,060
Charles River Laboratories International, Inc. (a)	549,841	156,138,349
Charles Schwab Corp.	16,480,825	1,389,498,356
Charter Communications, Inc. Class A (a)	1,308,996	714,083,498
Chevron Corp.	21,171,734	3,447,393,447
Chipotle Mexican Grill, Inc. (a)	307,070	485,793,952
Chubb, Ltd.	4,721,798	1,009,992,592
Church & Dwight Co., Inc.	2,685,626	266,897,512
Cigna Corp.	3,546,787	849,845,633
Cincinnati Financial Corp.	1,640,192	223,000,504
Cintas Corp.	968,411	411,952,355
Cisco Systems, Inc.	46,322,198	2,582,925,761
Citigroup, Inc.	21,749,973	1,161,448,558
Citizens Financial Group, Inc.	4,660,984	211,282,405
Citrix Systems, Inc.	1,356,859	136,907,073
Clorox Co.	1,344,279	186,895,109
CME Group, Inc.	3,947,343	938,915,006
CMS Energy Corp.	3,179,896	222,401,926
Coca-Cola Co.	42,696,221	2,647,165,702
Cognizant Technology Solutions Corp. Class A	5,751,805	515,764,354
Colgate-Palmolive Co.	9,230,726	699,965,953
Comcast Corp. Class A	49,684,816	2,326,243,085
Comerica, Inc.	1,465,928	132,563,869
Conagra Brands, Inc.	5,256,090	176,446,941
ConocoPhillips	14,302,343	1,430,234,300
Consolidated Edison, Inc.	3,877,812	367,151,240
Constellation Brands, Inc. Class A	1,800,356	414,657,994
Constellation Energy Corp.	3,567,003	200,643,937

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Cooper Cos., Inc.	538,782	$ 224,989,975
Copart, Inc. (a)	2,338,893	293,460,905
Corning, Inc.	8,204,257	302,819,126
Corteva, Inc.	8,034,033	461,796,217
Costco Wholesale Corp.	4,870,047	2,804,416,565
Coterra Energy, Inc.	8,887,885	239,706,258
Crown Castle International Corp. REIT	4,730,133	873,182,552
CSX Corp.	24,311,986	910,483,876
Cummins, Inc.	1,571,096	322,247,501
CVS Health Corp.	14,424,063	1,459,859,416
D.R. Horton, Inc.	3,565,738	265,683,138
Danaher Corp.	6,989,058	2,050,100,383
Darden Restaurants, Inc.	1,425,629	189,537,376
DaVita, Inc. (a)	676,746	76,546,740
Deere & Co.	3,091,961	1,284,586,117
Delta Air Lines, Inc. (a)	7,002,389	277,084,533
DENTSPLY SIRONA, Inc.	2,390,867	117,678,474
Devon Energy Corp.	6,889,891	407,399,255
DexCom, Inc. (a)	1,058,524	541,540,878
Diamondback Energy, Inc.	1,862,404	255,298,340
Digital Realty Trust, Inc. REIT	3,116,729	441,952,172
Discover Financial Services	3,211,100	353,831,109
Discovery, Inc. Class A (a)	1,786,782	44,526,607
Discovery, Inc. Class C (a)	3,335,891	83,297,198
DISH Network Corp. Class A (a)	2,727,239	86,317,114
Dollar General Corp.	2,556,242	569,096,156
Dollar Tree, Inc. (a)	2,465,602	394,866,160
Dominion Energy, Inc.	8,896,078	755,899,748
Domino's Pizza, Inc.	403,455	164,210,220
Dover Corp.	1,575,093	247,132,092
Dow, Inc.	8,105,570	516,486,920
DTE Energy Co.	2,120,379	280,335,308
Duke Energy Corp.	8,418,776	940,040,528
Duke Realty Corp. REIT	4,182,647	242,844,485
Common Stocks	Shares	Value
DuPont de Nemours, Inc.	5,677,187	$ 417,727,419
DXC Technology Co. (a)	2,755,030	89,896,629
Eastman Chemical Co.	1,416,784	158,764,815
Eaton Corp. PLC	4,362,359	662,031,602
eBay, Inc.	6,859,316	392,764,434
Ecolab, Inc.	2,723,525	480,865,574
Edison International	4,155,122	291,274,052
Edwards Lifesciences Corp. (a)	6,857,103	807,218,165
Electronic Arts, Inc.	3,113,875	393,936,326
Eli Lilly & Co.	8,720,252	2,497,218,565
Emerson Electric Co.	6,540,790	641,324,460
Enphase Energy, Inc. (a)	1,473,137	297,249,584
Entergy Corp.	2,198,385	256,661,449
EOG Resources, Inc.	6,426,105	766,184,499
EPAM Systems, Inc. (a)	621,813	184,435,954
Equifax, Inc.	1,332,884	316,026,796
Equinix, Inc. REIT	988,907	733,393,209
Equity Residential REIT	3,728,794	335,293,156
Essex Property Trust, Inc. REIT	711,509	245,812,129
Estee Lauder Cos., Inc. Class A	2,552,697	695,150,447
Etsy, Inc. (a)	1,389,757	172,719,000
Everest Re Group, Ltd.	436,010	131,404,694
Evergy, Inc.	2,503,854	171,113,382
Eversource Energy	3,761,039	331,686,029
Exelon Corp.	10,701,016	509,689,392
Expedia Group, Inc. (a)	1,650,187	322,892,090
Expeditors International of Washington, Inc.	1,858,604	191,733,589
Extra Space Storage, Inc. REIT	1,464,549	301,111,274
Exxon Mobil Corp.	46,497,255	3,840,208,290
F5, Inc. (a)	657,896	137,467,369
FactSet Research Systems, Inc.	414,462	179,938,677
Fastenal Co.	6,289,549	373,599,211
Federal Realty Investment Trust REIT	767,203	93,652,470
FedEx Corp.	2,678,643	619,811,204

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Fidelity National Information Services, Inc.	6,675,186	$ 670,322,178
Fifth Third Bancorp	7,492,112	322,460,500
First Republic Bank	1,965,723	318,643,698
FirstEnergy Corp.	6,262,364	287,192,013
Fiserv, Inc. (a)	6,521,772	661,307,681
FleetCor Technologies, Inc. (a)	890,054	221,676,849
FMC Corp.	1,409,243	185,414,102
Ford Motor Co.	43,200,467	730,519,897
Fortinet, Inc. (a)	1,483,610	507,008,881
Fortive Corp.	3,921,559	238,940,590
Fortune Brands Home & Security, Inc.	1,508,947	112,084,583
Fox Corp. Class A	3,538,596	139,597,612
Fox Corp. Class B	1,622,346	58,858,713
Franklin Resources, Inc.	3,009,020	84,011,838
Freeport-McMoRan, Inc.	16,069,775	799,310,609
Garmin, Ltd.	1,647,994	195,468,568
Gartner, Inc. (a)	910,241	270,760,288
Generac Holdings, Inc. (a)	690,520	205,263,975
General Dynamics Corp.	2,526,096	609,243,833
General Electric Co.	12,073,938	1,104,765,327
General Mills, Inc.	6,633,350	449,210,462
General Motors Co. (a)	15,886,670	694,882,946
Genuine Parts Co.	1,567,192	197,497,536
Gilead Sciences, Inc.	13,776,836	819,032,900
Global Payments, Inc.	3,127,455	427,960,942
Globe Life, Inc.	1,024,132	103,027,679
Goldman Sachs Group, Inc.	3,721,078	1,228,327,848
Halliburton Co.	9,869,241	373,748,157
Hartford Financial Services Group, Inc.	3,728,911	267,773,099
Hasbro, Inc.	1,408,021	115,345,080
HCA Healthcare, Inc.	2,624,864	657,843,416
Healthpeak Properties, Inc. REIT	5,897,206	202,451,082
Henry Schein, Inc. (a)	1,528,682	133,285,784
Hershey Co.	1,590,996	344,657,463
Hess Corp.	3,012,538	322,462,068
Common Stocks	Shares	Value
Hewlett Packard Enterprise Co.	14,291,838	$ 238,816,613
Hilton Worldwide Holdings, Inc. (a)	3,049,690	462,759,961
Hologic, Inc. (a)	2,782,528	213,753,801
Home Depot, Inc.	11,468,684	3,432,921,182
Honeywell International, Inc.	7,546,932	1,468,482,029
Hormel Foods Corp.	3,096,246	159,580,519
Host Hotels & Resorts, Inc. REIT	7,776,986	151,106,838
Howmet Aerospace, Inc.	4,223,824	151,804,235
HP, Inc.	11,891,491	431,661,123
Humana, Inc.	1,405,832	611,775,911
Huntington Bancshares, Inc.	15,851,103	231,743,126
Huntington Ingalls Industries, Inc.	439,278	87,609,604
IDEX Corp.	831,587	159,440,176
IDEXX Laboratories, Inc. (a)	931,015	509,321,066
Illinois Tool Works, Inc.	3,136,389	656,759,857
Illumina, Inc. (a)	1,713,756	598,786,346
Incyte Corp. (a)	2,059,738	163,584,392
Ingersoll Rand, Inc.	4,433,655	223,234,529
Intel Corp.	44,722,856	2,216,464,743
Intercontinental Exchange, Inc. (b)	6,162,260	814,157,791
International Business Machines Corp.	9,849,747	1,280,664,105
International Flavors & Fragrances, Inc.	2,790,359	366,457,847
International Paper Co.	4,276,783	197,373,535
Interpublic Group of Cos., Inc.	4,307,361	152,695,947
Intuit, Inc.	3,110,100	1,495,460,484
Intuitive Surgical, Inc. (a)	3,929,136	1,185,341,748
Invesco, Ltd.	3,736,018	86,152,575
IPG Photonics Corp. (a)	395,897	43,453,655
IQVIA Holdings, Inc. (a)	2,096,658	484,768,296
Iron Mountain, Inc. REIT	3,179,357	176,168,171
J.M. Smucker Co.	1,185,796	160,568,636

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Jack Henry & Associates, Inc.	812,437	$ 160,090,711
Jacobs Engineering Group, Inc.	1,424,819	196,354,306
JB Hunt Transport Services, Inc.	920,688	184,864,944
Johnson & Johnson	28,913,588	5,124,355,201
Johnson Controls International PLC	7,792,834	510,976,125
JPMorgan Chase & Co.	32,457,870	4,424,656,838
Juniper Networks, Inc.	3,558,618	132,238,245
Kellogg Co.	2,779,990	179,281,555
KeyCorp.	10,201,126	228,301,200
Keysight Technologies, Inc. (a)	2,015,920	318,454,882
Kimberly-Clark Corp.	3,685,380	453,891,401
Kimco Realty Corp. REIT	6,772,586	167,282,874
Kinder Morgan, Inc.	21,330,314	403,356,238
KLA Corp.	1,661,657	608,266,161
Kraft Heinz Co.	7,762,196	305,752,900
Kroger Co.	7,438,638	426,754,662
L3Harris Technologies, Inc.	2,151,188	534,505,682
Laboratory Corp. of America Holdings (a)	1,022,616	269,622,935
Lam Research Corp.	1,542,869	829,461,803
Lamb Weston Holdings, Inc.	1,587,570	95,111,319
Las Vegas Sands Corp. (a)	3,776,047	146,774,947
Leidos Holdings, Inc.	1,538,132	166,149,019
Lennar Corp. Class A	2,870,638	233,009,686
Lincoln National Corp.	1,860,902	121,628,555
Linde PLC (a)	5,629,356	1,798,185,187
Live Nation Entertainment, Inc. (a)	1,483,763	174,549,879
LKQ Corp.	2,969,434	134,841,998
Lockheed Martin Corp.	2,661,988	1,175,001,503
Loews Corp.	2,234,244	144,823,696
Lowe's Cos., Inc.	7,399,707	1,496,146,758
Lumen Technologies, Inc.	10,098,273	113,807,537
LyondellBasell Industries NV Class A	2,887,483	296,891,002
Common Stocks	Shares	Value
M&T Bank Corp.	1,408,474	$ 238,736,343
Marathon Oil Corp.	8,626,005	216,598,986
Marathon Petroleum Corp.	6,359,066	543,700,143
MarketAxess Holdings, Inc.	415,588	141,383,038
Marriott International, Inc. Class A (a)	2,993,777	526,156,308
Marsh & McLennan Cos., Inc.	5,544,302	944,859,947
Martin Marietta Materials, Inc.	682,841	262,818,673
Masco Corp.	2,713,088	138,367,488
Mastercard, Inc. Class A	9,479,147	3,387,657,555
Match Group, Inc. (a)	3,103,182	337,440,011
McCormick & Co., Inc.	2,726,269	272,081,646
McDonald's Corp.	8,206,841	2,029,387,642
McKesson Corp.	1,645,083	503,609,259
Medtronic PLC	14,752,407	1,636,779,557
Merck & Co., Inc.	27,742,640	2,276,283,612
Meta Platforms, Inc. Class A (a)	25,360,687	5,639,202,361
MetLife, Inc.	7,706,706	541,627,298
Mettler-Toledo International, Inc. (a)	253,037	347,467,878
MGM Resorts International	4,136,886	173,500,999
Microchip Technology, Inc.	6,083,544	457,117,496
Micron Technology, Inc.	12,260,715	954,987,091
Microsoft Corp.	82,338,034	25,385,639,263
Mid-America Apartment Communities, Inc. REIT	1,260,845	264,083,985
Moderna, Inc. (a)	3,867,105	666,147,507
Mohawk Industries, Inc. (a)	612,046	76,016,113
Molina Healthcare, Inc. (a)	643,008	214,501,039
Molson Coors Beverage Co. Class B	2,074,911	110,758,749
Mondelez International, Inc. Class A	15,294,628	960,196,746

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Monolithic Power Systems, Inc.	476,032	$ 231,199,222
Monster Beverage Corp. (a)	4,126,046	329,671,075
Moody's Corp.	1,772,060	597,910,765
Morgan Stanley	15,569,292	1,360,756,121
Mosaic Co.	4,060,371	270,014,672
Motorola Solutions, Inc.	1,853,195	448,843,829
MSCI, Inc.	901,820	453,507,242
Nasdaq, Inc.	1,271,742	226,624,424
NetApp, Inc.	2,453,025	203,601,075
Netflix, Inc. (a)	4,876,152	1,826,557,778
Newell Brands, Inc.	4,165,292	89,178,902
Newmont Corp.	8,745,251	694,810,192
News Corp. Class A	4,310,089	95,468,471
News Corp. Class B	1,351,116	30,427,132
NextEra Energy, Inc.	21,549,997	1,825,500,246
Nielsen Holdings PLC	3,943,787	107,428,758
NIKE, Inc. Class B	14,017,432	1,886,185,650
NiSource, Inc.	4,261,861	135,527,180
Nordson Corp.	595,928	135,323,330
Norfolk Southern Corp.	2,633,334	751,079,523
Northern Trust Corp.	2,280,295	265,540,353
Northrop Grumman Corp.	1,611,390	720,645,836
NortonLifeLock, Inc.	6,360,303	168,675,236
Norwegian Cruise Line Holdings, Ltd. (a)	4,578,880	100,185,894
NRG Energy, Inc.	2,696,510	103,438,124
Nucor Corp.	2,987,215	444,049,510
NVIDIA Corp.	27,457,429	7,492,034,077
NVR, Inc. (a)	35,913	160,433,068
NXP Semiconductors NV	2,920,895	540,599,247
Occidental Petroleum Corp.	9,707,589	550,808,600
Old Dominion Freight Line, Inc.	1,026,184	306,500,637
Omnicom Group, Inc.	2,345,705	199,103,440
ONEOK, Inc.	4,877,584	344,503,758
Oracle Corp.	17,304,644	1,431,613,198
O'Reilly Automotive, Inc. (a)	738,546	505,874,468
Organon & Co.	2,787,694	97,374,151
Common Stocks	Shares	Value
Otis Worldwide Corp.	4,670,088	$ 359,363,272
PACCAR, Inc.	3,799,605	334,631,212
Packaging Corp. of America	1,039,296	162,244,499
Paramount Global Class B	6,629,796	250,672,587
Parker-Hannifin Corp.	1,412,345	400,767,017
Paychex, Inc.	3,504,362	478,240,282
Paycom Software, Inc. (a)	525,811	182,130,414
PayPal Holdings, Inc. (a)	12,795,428	1,479,791,248
Penn National Gaming, Inc. (a)	1,821,002	77,246,905
Pentair PLC	1,814,670	98,373,261
People's United Financial, Inc.	4,690,491	93,762,915
PepsiCo, Inc.	15,194,289	2,543,220,093
PerkinElmer, Inc.	1,384,031	241,458,048
Pfizer, Inc.	61,646,255	3,191,426,621
Philip Morris International, Inc.	17,036,502	1,600,408,998
Phillips 66	5,126,830	442,906,844
Pinnacle West Capital Corp.	1,241,631	96,971,381
Pioneer Natural Resources Co.	2,482,490	620,696,975
PNC Financial Services Group, Inc.	4,631,713	854,319,463
Pool Corp.	439,052	185,653,138
PPG Industries, Inc.	2,597,160	340,409,761
PPL Corp.	8,312,982	237,418,766
Principal Financial Group, Inc.	2,730,557	200,450,189
Procter & Gamble Co.	26,327,177	4,022,792,646
Progressive Corp.	6,403,191	729,899,742
Prologis, Inc. REIT	8,127,399	1,312,412,391
Prudential Financial, Inc.	4,143,570	489,645,667
PTC, Inc. (a)	1,158,706	124,815,810
Public Service Enterprise Group, Inc.	5,533,094	387,316,580
Public Storage REIT	1,667,573	650,820,390
PulteGroup, Inc.	2,774,026	116,231,689
PVH Corp.	783,309	60,009,303

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Qorvo, Inc. (a)	1,219,744	$ 151,370,230
QUALCOMM, Inc.	12,377,801	1,891,575,549
Quanta Services, Inc.	1,565,057	205,977,152
Quest Diagnostics, Inc.	1,335,883	182,828,947
Ralph Lauren Corp.	530,674	60,199,659
Raymond James Financial, Inc.	2,029,465	223,058,498
Raytheon Technologies Corp.	16,403,678	1,625,112,379
Realty Income Corp. REIT	6,202,596	429,839,903
Regency Centers Corp. REIT	1,673,064	119,356,386
Regeneron Pharmaceuticals, Inc. (a)	1,172,149	818,652,305
Regions Financial Corp.	10,442,639	232,453,144
Republic Services, Inc.	2,299,255	304,651,288
ResMed, Inc.	1,605,998	389,470,575
Robert Half International, Inc.	1,225,564	139,934,898
Rockwell Automation, Inc.	1,269,626	355,533,369
Rollins, Inc.	2,441,253	85,565,918
Roper Technologies, Inc.	1,153,690	544,807,029
Ross Stores, Inc.	3,908,140	353,530,344
Royal Caribbean Cruises, Ltd. (a)	2,462,784	206,332,044
S&P Global, Inc.	3,885,058	1,593,573,090
salesforce.com, Inc. (a)	10,818,038	2,296,885,828
SBA Communications Corp. REIT	1,198,760	412,493,316
Schlumberger NV	15,413,296	636,723,258
Seagate Technology Holdings PLC	2,198,705	197,663,580
Sealed Air Corp.	1,640,424	109,842,791
Sempra Energy	3,507,215	589,632,986
ServiceNow, Inc. (a)	2,196,680	1,223,309,125
Sherwin-Williams Co.	2,641,151	659,284,113
Signature Bank	688,963	202,203,751
Simon Property Group, Inc. REIT	3,596,476	473,152,383
Skyworks Solutions, Inc.	1,807,178	240,860,684
Common Stocks	Shares	Value
Snap-on, Inc.	590,333	$ 121,301,625
SolarEdge Technologies, Inc. (a)	578,201	186,394,656
Southern Co.	11,640,029	844,018,503
Southwest Airlines Co. (a)	6,474,546	296,534,207
Stanley Black & Decker, Inc.	1,774,020	247,990,256
Starbucks Corp.	12,633,759	1,149,293,056
State Street Corp. (c)	4,001,624	348,621,483
STERIS PLC	1,099,727	265,880,997
Stryker Corp.	3,687,517	985,857,670
SVB Financial Group (a)	641,528	358,902,840
Synchrony Financial	5,725,061	199,289,373
Synopsys, Inc. (a)	1,685,080	561,586,612
Sysco Corp.	5,596,409	456,946,795
T Rowe Price Group, Inc.	2,517,265	380,585,295
Take-Two Interactive Software, Inc. (a)	1,269,841	195,225,355
Tapestry, Inc.	2,899,533	107,717,651
Target Corp.	5,262,121	1,116,727,319
TE Connectivity, Ltd.	3,589,104	470,100,842
Teledyne Technologies, Inc. (a)	511,416	241,710,544
Teleflex, Inc.	511,600	181,531,028
Teradyne, Inc.	1,786,743	211,246,625
Tesla, Inc. (a)	9,194,152	9,907,618,195
Texas Instruments, Inc.	10,143,251	1,861,083,693
Textron, Inc.	2,415,307	179,650,535
Thermo Fisher Scientific, Inc.	4,327,748	2,556,184,356
TJX Cos., Inc.	13,101,349	793,679,722
T-Mobile US, Inc. (a)	6,448,451	827,658,686
Tractor Supply Co.	1,251,143	291,979,242
Trane Technologies PLC	2,598,721	396,824,697
TransDigm Group, Inc. (a)	578,670	377,026,652
Travelers Cos., Inc.	2,649,052	484,061,272
Trimble, Inc. (a)	2,752,692	198,579,201
Truist Financial Corp.	14,607,560	828,248,652
Twitter, Inc. (a)	8,731,883	337,836,553
Tyler Technologies, Inc. (a)	447,476	199,077,598

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

Common Stocks	Shares	Value
Tyson Foods, Inc. Class A	3,225,751	$ 289,124,062
UDR, Inc. REIT	3,284,479	188,430,560
Ulta Beauty, Inc. (a)	599,182	238,606,256
Under Armour, Inc. Class A (a)	2,083,115	35,454,617
Under Armour, Inc. Class C (a)	2,165,057	33,688,287
Union Pacific Corp.	6,994,888	1,911,073,350
United Airlines Holdings, Inc. (a)	3,515,170	162,963,281
United Parcel Service, Inc. Class B	8,008,443	1,717,490,686
United Rentals, Inc. (a)	791,576	281,175,711
UnitedHealth Group, Inc.	10,344,345	5,275,305,620
Universal Health Services, Inc. Class B	801,145	116,125,968
US Bancorp	14,831,963	788,318,833
Valero Energy Corp.	4,474,000	454,289,960
Ventas, Inc. REIT	4,375,969	270,259,845
VeriSign, Inc. (a)	1,064,717	236,856,944
Verisk Analytics, Inc.	1,765,195	378,863,803
Verizon Communications, Inc.	46,106,701	2,348,675,349
Vertex Pharmaceuticals, Inc. (a)	2,786,725	727,251,623
VF Corp.	3,539,491	201,255,458
Viatris, Inc.	13,229,869	143,940,975
Visa, Inc. Class A	18,214,356	4,039,397,730
Vontier Corp.	1	25
Vornado Realty Trust REIT	1,729,426	78,377,586
Vulcan Materials Co.	1,452,010	266,734,237
W.W. Grainger, Inc.	479,315	247,225,884
Walmart, Inc.	15,537,522	2,313,847,776
Walgreens Boots Alliance, Inc.	7,855,217	351,678,065
Walt Disney Co. (a)	19,996,066	2,742,660,413
Common Stocks	Shares	Value
Waste Management, Inc.	4,218,068	$ 668,563,778
Waters Corp. (a)	671,474	208,418,815
WEC Energy Group, Inc.	3,451,531	344,497,309
Wells Fargo & Co.	42,677,709	2,068,161,778
Welltower, Inc. REIT	4,772,431	458,821,516
West Pharmaceutical Services, Inc.	809,274	332,376,925
Western Digital Corp. (a)	3,436,604	170,627,389
Westinghouse Air Brake Technologies Corp.	2,068,789	198,955,438
Westrock Co.	2,905,393	136,640,633
Weyerhaeuser Co. REIT	8,203,155	310,899,575
Whirlpool Corp.	665,254	114,942,586
Williams Cos., Inc.	13,295,346	444,197,510
Willis Towers Watson PLC	1,365,346	322,522,032
WR Berkley Corp.	2,301,104	153,230,482
Wynn Resorts, Ltd. (a)	1,159,790	92,481,655
Xcel Energy, Inc.	5,892,000	425,225,640
Xylem, Inc.	1,971,673	168,104,840
Yum! Brands, Inc.	3,210,828	380,579,443
Zebra Technologies Corp. Class A (a)	584,234	241,697,606
Zimmer Biomet Holdings, Inc.	2,284,764	292,221,316
Zions Bancorp NA	1,665,114	109,164,874
Zoetis, Inc.	5,186,769	978,172,766
Total Common Stocks (Cost $435,371,094,844)		$420,466,686,115
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$420,466,686,115	$—	$—	$420,466,686,115
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2022 and for the six months then ended are (Note 3):
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
Intercontinental Exchange, Inc.	5,931,479	$ 681,052,419	$465,976,522	$430,559,004	$77,319,324	$20,368,530	6,162,260	$ 814,157,791	$4,310,982
State Street Corp.	3,850,822	326,241,640	213,491,955	200,460,958	6,597,761	2,751,085	4,001,624	348,621,483	4,608,956
TOTAL		$1,007,294,059	$679,468,477	$631,019,962	$83,917,085	$23,119,615		$1,162,779,274	$8,919,938
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Portfolio Statistics
March 31, 2022 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2022*
INDUSTRY	% OF NET ASSETS
Software	8.9%
Technology Hardware, Storage & Peripherals	7.4
Semiconductors & Semiconductor Equipment	6.0
Interactive Media & Services	5.7
IT Services	4.3
Pharmaceuticals	3.9
Internet & Direct Marketing Retail	3.9
Banks	3.8
Oil, Gas & Consumable Fuels	3.5
Health Care Providers & Services	3.0
Capital Markets	3.0
Health Care Equipment & Supplies	2.9
Automobiles	2.7
Equity Real Estate Investment Trusts (REITs)	2.6
Insurance	2.1
Specialty Retail	2.0
Biotechnology	1.9
Hotels, Restaurants & Leisure	1.9
Life Sciences Tools & Services	1.8
Chemicals	1.7
Electric Utilities	1.7
Diversified Financial Services	1.7
Aerospace & Defense	1.6
Machinery	1.6
Food & Staples Retailing	1.5
Beverages	1.5
Entertainment	1.4
Household Products	1.3
Diversified Telecommunication Services	1.0
Media	1.0
Road & Rail	1.0
Industrial Conglomerates	1.0
Food Products	1.0
Communications Equipment	0.9
Multi-Utilities	0.8
Air Freight & Logistics	0.6
Tobacco	0.6
Electronic Equipment, Instruments & Components	0.6
INDUSTRY	% OF NET ASSETS
Consumer Finance	0.6%
Textiles, Apparel & Luxury Goods	0.6
Electrical Equipment	0.5
Multiline Retail	0.5
Metals & Mining	0.5
Building Products	0.4
Commercial Services & Supplies	0.4
Energy Equipment & Services	0.3
Professional Services	0.3
Containers & Packaging	0.3
Household Durables	0.3
Airlines	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Construction Materials	0.1
Distributors	0.1
Auto Components	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
Independent Power & Renewable Electricity Producers	0.0**
Gas Utilities	0.0**
Leisure Equipment & Products	0.0**
Other Assets in Excess of Liabilities	0.0**
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
March 31, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$419,303,906,841
Investments in affiliates of the Trustee and the Sponsor, at value	1,162,779,274
Total Investments	420,466,686,115
Cash	1,192,543,421
Receivable for units of fractional undivided interest (“Units”) issued in-kind	1,586,427
Dividends receivable — unaffiliated issuers (Note 2)	253,936,927
Dividends receivable — affiliated issuers (Note 2)	2,306,027
Total Assets	421,917,058,917
LIABILITIES
Accrued Trustee expense (Note 3)	58,039,297
Accrued Marketing expense (Note 3)	9,747,554
Distribution payable	1,244,751,272
Accrued expenses and other liabilities	53,305,955
Total Liabilities	1,365,844,078
NET ASSETS	$420,551,214,839
NET ASSETS CONSIST OF:
Paid-in Capital (Note 4)	$449,700,842,091
Total distributable earnings (loss)	(29,149,627,252)
NET ASSETS	$420,551,214,839
NET ASSET VALUE PER UNIT	$ 451.44
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	931,582,116
COST OF INVESTMENTS:
Unaffiliated issuers	$434,197,495,764
Affiliates of the Trustee and the Sponsor (Note 3)	1,173,599,080
Total Cost of Investments	$435,371,094,844
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
INVESTMENT INCOME
Dividend income - unaffiliated issuers (Note 2)	$ 2,954,397,060	$ 5,063,477,430	$ 5,344,744,140	$ 5,569,189,037
Dividend income — affiliates of the Trustee and the Sponsor	8,919,938	15,321,426	15,314,759	14,842,022
Foreign taxes withheld	(604,710)	(484,053)	—	—
Total Investment Income	2,962,712,288	5,078,314,803	5,360,058,899	5,584,031,059
EXPENSES
Trustee expense (Note 3)	120,355,733	203,372,449	156,390,558	129,443,668
S&P license fee (Note 3)	62,360,627	105,207,778	85,102,695	79,275,442
Marketing expense (Note 3)	11,190,152	15,493,874	19,590,285	36,911,835
Legal and audit fees	257,969	616,921	405,831	605,028
Other expenses	1,329,085	4,823,485	4,688,948	1,591,672
Total Expenses	195,493,566	329,514,507	266,178,317	247,827,645
NET INVESTMENT INCOME (LOSS)	2,767,218,722	4,748,800,296	5,093,880,582	5,336,203,414
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(661,287,699)	(3,076,057,194)	(2,843,848,543)	(1,874,707,476)
Investments — affiliates of the Trustee and the Sponsor	—	(6,071,948)	(8,520,407)	(2,398,982)
In-kind redemptions — unaffiliated issuers	39,039,862,221	72,888,738,765	33,362,317,592	19,405,809,495
In-kind redemptions — affiliated issuers	83,917,085	114,827,869	79,983,578	39,060,086
Net realized gain (loss)	38,462,491,607	69,921,437,492	30,589,932,220	17,567,763,123
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(19,721,896,416)	11,150,654,602	4,637,256,785	(13,388,014,704)
Investments — affiliates of the Trustee and the Sponsor	23,119,615	69,456,986	(19,657,458)	(33,757,839)
Net change in unrealized appreciation/depreciation	(19,698,776,801)	11,220,111,588	4,617,599,327	(13,421,772,543)
NET REALIZED AND UNREALIZED GAIN (LOSS)	18,763,714,806	81,141,549,080	35,207,531,547	4,145,990,580
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 21,530,933,528	$85,890,349,376	$40,301,412,129	$ 9,482,193,994
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,767,218,722	$ 4,748,800,296	$ 5,093,880,582	$ 5,336,203,414
Net realized gain (loss)	38,462,491,607	69,921,437,492	30,589,932,220	17,567,763,123
Net change in unrealized appreciation/depreciation	(19,698,776,801)	11,220,111,588	4,617,599,327	(13,421,772,543)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,530,933,528	85,890,349,376	40,301,412,129	9,482,193,994
NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	42,644,386	14,211,571	(28,962,904)	(53,196,888)
DISTRIBUTIONS TO UNITHOLDERS	(2,786,485,472)	(4,958,580,733)	(5,149,353,080)	(5,057,184,141)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	425,207,042,510	653,742,584,343	615,842,536,075	487,497,849,720
Cost of Units redeemed	(408,252,816,006)	(643,775,317,843)	(631,300,529,687)	(497,053,054,235)
Net income equalization (Note 2)	(42,644,386)	(14,211,571)	28,962,904	53,196,888
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	16,911,582,118	9,953,054,929	(15,429,030,708)	(9,502,007,627)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	35,698,674,560	90,899,035,143	19,694,065,437	(5,130,194,662)
NET ASSETS AT BEGINNING OF PERIOD	384,852,540,279	293,953,505,136	274,259,439,699	279,389,634,361
NET ASSETS AT END OF PERIOD	$ 420,551,214,839	$ 384,852,540,279	$ 293,953,505,136	$ 274,259,439,699
UNIT TRANSACTIONS:
Units sold	941,500,000	1,652,950,000	2,081,250,000	1,753,650,000
Units redeemed	(906,550,000)	(1,633,250,000)	(2,128,300,000)	(1,791,100,000)
NET INCREASE (DECREASE)	34,950,000	19,700,000	(47,050,000)	(37,450,000)
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Six Months Ended 3/31/22 (Unaudited)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17
Net asset value, beginning of period	$ 429.22	$ 335.21	$ 296.82	$ 290.60	$ 251.30	$ 216.40
Income (loss) from investment operations:
Net investment income (loss) (a)	3.02	5.44	5.59	5.71	4.86	4.65
Net realized and unrealized gain (loss)	22.15	94.21	38.51	6.05	39.46	34.97
Total from investment operations	25.17	99.65	44.10	11.76	44.32	39.62
Net equalization credits and charges (a)	0.05	0.02	(0.03)	(0.06)	0.00(b)	0.06
Less Distributions from:
Net investment income	(3.00)	(5.66)	(5.68)	(5.48)	(5.02)	(4.78)
Net asset value, end of period	$ 451.44	$ 429.22	$ 335.21	$ 296.82	$ 290.60	$ 251.30
Total return (c)	5.88%	29.79%	14.98%	4.11%	17.72%	18.44%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$420,551,215	$384,852,540	$293,953,505	$274,259,440	$279,389,634	$243,299,576
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%(e)	0.09%	0.09%	0.10%	0.10%	0.09%
Total expenses (excluding Trustee earnings credit)	0.09%(e)	0.09%	0.09%	0.10%	0.10%	0.09%
Net expenses (f)	0.09%(e)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.34%(e)	1.36%	1.81%	2.03%	1.79%	1.98%
Portfolio turnover rate (g)	1%	4%	2%	3%	2%	3%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Amount is less than $0.005 per Unit.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(e)	Annualized.
(f)	Net of expenses waived by the Trustee.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
March 31, 2022 (Unaudited)

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange ("NYSE") under the symbol "SPY", and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the "SEC"). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).
The services received, and the trustee fees paid, by the Trust have not changed as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2022 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value ("NAV") and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2022 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2022 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2021 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2021.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the six months ended March 31, 2022, the Trustee reclassified $39,123,779,306 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.
At March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$435,401,019,011	$20,558,180,143	$35,492,513,039	$(14,934,332,896)

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2022 (Unaudited)

Note 3  — Transactions with Affiliates of the Trustee and Sponsor
SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2022:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2022, the Adjustment Amount reduced the Trustee’s fee by $4,066,345. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,840,420 and a Trustee earnings credit of $1,225,925.
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2023, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020 and 2019. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020 and 2019, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020 and 2019. The Trust reimbursed the Sponsor for $196,513, $519,011, $402,393, and $549,533 of legal fees for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, and 2019, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2022 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at March 31, 2022 are listed in the Schedule of Investments.
Note 4  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index, an

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2022 (Unaudited)

Note 4 — Unitholder Transactions – (continued)
additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.
Note 5  — Investment Transactions
For the six months ended March 31, 2022, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $242,406,903,801, $225,491,961,873, $3,418,823,576, and $3,501,322,610, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $39,123,779,306.
Note 6  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value.
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.
An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2022 (Unaudited)

Note 6 — Equity Investing and Market Risk – (continued)
borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets, liquidity constraints and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust’s investments have exposure to businesses that, as a result of COVID-19, have experienced a slowdown or temporary suspension in business activities. Additionally, governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruptions, will not be known for some time. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust’s portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.
Note 7  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
Other Information
March 31, 2022 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	15.52%	108.46%	286.95%
Return Based on Bid/Ask Price	15.46%	108.57%	287.31%
S&P 500® Index	15.65%	109.94%	291.97%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	15.52%	15.83%	14.49%
Return Based on Bid/Ask Price	15.46%	15.84%	14.50%
S&P 500® Index	15.65%	15.99%	14.64%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

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SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Iron Street
Boston, MA 02210
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210
SPYSAR